Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Southeast Operations Subsidiary of the Parent	Dec. 30, 2012 Southeast Operations Subsidiary of the Parent	Jun. 30, 2013 Southeast Operations Atlas affiliates	Dec. 30, 2012 Southeast Operations Atlas affiliates
Related Party Transactions
Product sold to related party	$ 19,772	$ 18,763	$ 25,259	$ 19	$ 7	$ 1,100	$ 2,400
Product purchased from related party				$ 0	$ 15	$ 0	$ 0